BENEFIT PLANS Reconciliation for the Plans Assets Categorized as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Transfers Into Level 3	$ 3,000
Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets. Level 3 [Roll Forward]
Beginning balance	15,221	$ 12,720
Relating to assets still held at the reporting date	3,393	912
Relating to assets sold during the period	169	99
Purchases, sales and settlements, net	569	1,315
Transfers in and/or (out)	(3,384)
Effects of exchange rate changes	(1,880)	175
Ending balance	14,088	15,221
Common Collective Trusts Member | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets. Level 3 [Roll Forward]
Beginning balance	3,298	2,708
Relating to assets still held at the reporting date	0	409
Relating to assets sold during the period	169	99
Purchases, sales and settlements, net	(83)	82
Transfers in and/or (out)	(3,384)
Effects of exchange rate changes	0	0
Ending balance	0	3,298
Insurance Contracts Member | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets. Level 3 [Roll Forward]
Beginning balance	9,501	8,334
Relating to assets still held at the reporting date	3,382	421
Relating to assets sold during the period	0	0
Purchases, sales and settlements, net	652	637
Transfers in and/or (out)	0
Effects of exchange rate changes	(1,632)	109
Ending balance	11,903	9,501
Hedge Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets. Level 3 [Roll Forward]
Beginning balance	2,046	1,311
Relating to assets still held at the reporting date	11	82
Relating to assets sold during the period	0	0
Purchases, sales and settlements, net	0	596
Transfers in and/or (out)	0
Effects of exchange rate changes	(210)	57
Ending balance	1,847	2,046
Real Estate [Member] | Fair Value, Inputs, Level 3 [Member]
Change in Plan Assets. Level 3 [Roll Forward]
Beginning balance	376	367
Relating to assets still held at the reporting date	0	0
Relating to assets sold during the period	0	0
Purchases, sales and settlements, net	0	0
Transfers in and/or (out)	0
Effects of exchange rate changes	(38)	9
Ending balance	$ 338	$ 376